Commitments	12 Months Ended
Dec. 31, 2022
Commitments.
Commitments
34.	Commitments

The Company has the following commitments as of December 31, 2022:

	Total[1]	less than 1 year	1‑ 2 years	3‑4 years
Purchase obligations	4,593	4,593	—	—
Capital commitments	33,715	13,910	19,282	—
Total	38,308	18,503	19,282	—

[1] - The timing of certain capital payments are estimated based on the forecasted timeline of the projects. The majority of the commitments can be canceled at the discretion of the Company with little or no financial impact.